Segment Information - Geographical Area (Tables)	6 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of Operating Results by Geographical Areas

First Half	Asia / AMET / RUB	The Americas	Europe	Total
Turnover (€ million)
2018	11,735	8,083	6,534	26,352
2019	12,195	8,141	5,790	26,126
Change (%)	3.9	0.7	(11.4)	(0.9)
Impact of:
Exchange rates(a) (%)	0.2	3.1	–	1.1
Acquisitions (%)	–	0.6	1.3	0.5
Disposals (%)	(2.3)	(5.0)	(12.0)	(5.5)
Underlying sales growth (%)	6.2	2.1	(0.6)	3.3

Price(a) (%)	3.2	2.2	(0.4)	2.1
Volume (%)	2.9	(0.1)	(0.2)	1.2

Operating profit (€ million)
2018(b)	2,274	1,172	1,083	4,529
2019	2,339	1,270	980	4,589
Underlying operating profit (€ million)
2018(b)	2,345	1,349	1,273	4,967
2019	2,526	1,425	1,103	5,054
Operating margin (%)
2018(b)	19.4	14.5	16.6	17.2
2019	19.2	15.6	16.9	17.6
Underlying operating margin (%)
2018(b)	20.0	16.7	19.5	18.8
2019	20.7	17.5	19.1	19.3

(a)

Underlying price growth in Venezuela and Argentina has been excluded when calculating the price growth in the tables above, and an equal and opposite adjustment made in the calculation of exchange rate impact. See page 6 for further details. See page 6 for further details.

(b)	Restated following adoption of IFRS 16. Refer note 1 and note 9.